UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   03/31/13

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one.):     [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Holland Capital Management LLC
Address :    303 W. Madison, Suite 700
             Chicago, IL 60606


Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:


Name: Susan Chamberlain
Title:   CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain             Chicago, IL                 05/15/13
   ---------------------            ------------                ---------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

         Form 13F File Number                Name

        28-

[Repeat as necessary.]

                                HOLLAND CAPITAL
                                   MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/13



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                 1
                                          -----------
FORM 13F INFORMATION TABLE ENTRY TOTAL:           73
                                          -----------
FORM 13F INFORMATION TABLE VALUE TOTAL:   $3,892,549
                                          -----------
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.     13F FILE NUMBER         NAME

1       028-14511               American Beacon Advisors, Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith                                      831865209     4797    65200 SH       Sole                                      65200
Adobe Systems                                   00724f101   108312  2489352 SH       Sole                                    2489352
Advance Auto Parts                              00751y106    90597  1096150 SH       Sole                                    1096150
Amazon                                          023135106   142046   533025 SH       Sole                                     533025
Apple                                           037833100   108883   245990 SH       Sole                                     245990
Automatic Data Processing                       053015103    32201   495250 SH       Sole                                     495250
BioMarin                                        09061g101    63342  1017372 SH       Sole                                    1017372
BlackRock                                       09247x101    45477   177035 SH       Sole                                     177035
Cameron Intl                                    13342b105     3736    57300 SH       Sole                                      57300
Cerner                                          156782104    68227   720075 SH       Sole                                     720075
Children's Place                                168905107     2978    66450 SH       Sole                                      66450
Chipotle Mexican Grill                          169656105     4921    15100 SH       Sole                                      15100
Cisco Systems                                   17275r102   115987  5546980 SH       Sole                                    5546980
Citrix Systems                                  177376100   175114  2426750 SH       Sole                                    2426750
Compass Minerals                                20451n101     4438    56250 SH       Sole                                      56250
Core Laboratories                               N22717107     3634    26350 SH       Sole                                      26350
Costco                                          22160k105    80640   759970 SH       Sole                                     759970
Covidien                                        G2554F113   127735  1882890 SH       Sole                                    1882890
DaVita                                          23918K108    84077   708970 SH       Sole                                     708970
DENTSPLY Intl                                   249030107     2244    52900 SH       Sole                                      52900
Donaldson                                       257651109     4862   134350 SH       Sole                                     134350
Ecolab Inc.                                     278865100    48676   607080 SH       Sole                                     607080
Expeditors International                        302130109     2148    60150 SH       Sole                                      60150
Exxon Mobil                                     30231G102      898     9965 SH       Sole                                       9965
Fiserv, Inc.                                    337738108     5731    65250 SH       Sole                                      65250
Gilead Sciences                                 375558103    66384  1356709 SH       Sole                                    1356709
Global Payments                                 37940X102     2582    52000 SH       Sole                                      52000
GNC Holdings                                    36191G107    52169  1328139 SH       Sole                                    1328139
Google                                          38259p508   112117   141200 SH       Sole                                     141200
Green Mountain Coffee Roasters                  393122106     4541    80000 SH       Sole                                      80000
Greenhill & Co.                                 395259104    51141   958060 SH       Sole                                     958060
Halliburton Company                             406216101    73811  1826565 SH       Sole                                    1826565
Healthcare Services Group                       421906108     5084   198350 SH       Sole                                     198350
Honeywell International                         438516106    89071  1182100 SH       Sole                                    1182100
IHS                                             451734107    87539   835935 SH       Sole                                     835935
Intel                                           458140100    29766  1362291 SH       Sole                                    1362291
Intl Business Machines                          459200101   105864   496315 SH       Sole                                     496315
IPG Photonics                                   44980X109     2832    42650 SH       Sole                                      42650
Laboratory Corporation of Amer                  50540R409    43142   478295 SH       Sole                                     478295
McCormick & Co.                                 579780206     2696    36650 SH       Sole                                      36650
Mead Johnson                                    582839106    85917  1109320 SH       Sole                                    1109320
MICROS Systems                                  594901100    52952  1163520 SH       Sole                                    1163520
Microsoft                                       594918104    44088  1540989 SH       Sole                                    1540989
Monster Beverage                                611740101    68736  1439805 SH       Sole                                    1439805
MSC Industrial Direct                           553530106     5434    63350 SH       Sole                                      63350
NeuStar                                         64126x201    59871  1286725 SH       Sole                                    1286725
NIKE                                            654106103    71230  1207082 SH       Sole                                    1207082
Noble Corporation                               H5833N103     3359    88050 SH       Sole                                      88050
Occidental Petroleum                            674599105    58298   743880 SH       Sole                                     743880
PepsiCo                                         713448108    75826   958491 SH       Sole                                     958491
Polypore                                        73179v103     2457    61150 SH       Sole                                      61150
Portfolio Recovery Associates                   73640q105     5895    46450 SH       Sole                                      46450
Potash Corporation                              73755l107    56178  1431275 SH       Sole                                    1431275
Praxair                                         74005p104    69931   626961 SH       Sole                                     626961
Priceline.com                                   741503403    73243   106469 SH       Sole                                     106469
Procter & Gamble                                742718109    31597   410033 SH       Sole                                     410033
QUALCOMM                                        747525103   170659  2549055 SH       Sole                                    2549055
Questar Corporation                             748356102     2924   120200 SH       Sole                                     120200
Range Resources                                 75281A109   165784  2045705 SH       Sole                                    2045705
Roper Industries                                776696106    76730   602700 SH       Sole                                     602700
Ross Stores                                     778296103     1806    29800 SH       Sole                                      29800
Southwestern Energy                             845467109    51228  1374890 SH       Sole                                    1374890
Symantec Corporation                            871503108     2417    97950 SH       Sole                                      97950
TD Ameritrade                                   87236y108    38693  1876490 SH       Sole                                    1876490
Tiffany & Co.                                   886547108     5643    81150 SH       Sole                                      81150
Tupperware Brands                               899896104     7941    97150 SH       Sole                                      97150
Under Armour                                    904311107    44095   861230 SH       Sole                                     861230
United Technologies                             913017109    46425   496896 SH       Sole                                     496896
Vertex Pharmaceuticals                          92532f100    48602   883995 SH       Sole                                     883995
Visa                                            92826c839   150180   884242 SH       Sole                                     884242
WABCO                                           92927k102    44695   633165 SH       Sole                                     633165
Waters Corporation                              941848103    70772   753619 SH       Sole                                     753619
Yum! Brands                                     988498101   138500  1925215 SH       Sole                                    1925215
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